UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

	Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2009

Date of reporting period: May 31, 2009

Item 1. Schedule of Investments:

Putnam International Capital Opportunities Fund
The fund's portfolio
5/31/09 (Unaudited)

COMMON STOCKS (97.3%)(a)
	Shares	Value

Australia (3.9%)
Beach Petroleum, Ltd.	4,902,828	$3,069,860
BlueScope Steel, Ltd.	1,718,996	3,312,220
Crane Group, Ltd.	256,608	1,992,169
Flight Centre, Ltd.	535,086	3,162,919
Incitec Pivot, Ltd.	1,747,322	3,771,173
James Hardie Industries NV	725,584	2,529,164
Macquarie Office Trust	3,293,904	505,694
Nufarm, Ltd.	256,116	2,521,873
Pacific Brands, Ltd.	5,226,666	3,278,949
Sims Group, Ltd.	249,192	4,621,528
Sonic Healthcare, Ltd.	286,214	2,722,252
Wotif.com Holdings, Ltd.	2,596,209	9,191,074
		40,678,875

Austria (0.8%)
Andritz AG	150,722	6,143,145
Bank Austria Creditanstalt AG (F)	471	--
EVN AG	146,458	2,573,537
		8,716,682

Belgium (1.7%)
Bekaert SA (S)	50,144	5,102,881
Euronav NV	167,367	2,803,964
Gimv NV	13,677	696,215
Mobistar SA	92,776	5,733,644
UCB SA	100,765	3,352,365
		17,689,069

Bermuda (1.0%)
Aspen Insurance Holdings, Ltd.	216,714	5,003,926
Hiscox, Ltd.	968,609	5,112,856
		10,116,782

Canada (5.7%)
Addax Petroleum Corp.	215,400	7,071,013
Atco, Ltd. Class I	40,300	1,319,995
Biovail Corp.	328,600	4,164,590
Canaccord Capital, Inc.	607,102	4,502,192
Canadian Western Bank	78,700	1,036,284
Dorel Industries, Inc. Class B	92,400	1,909,510
Ensign Energy Services, Inc.	321,224	4,878,869
Forzani Group, Ltd. (The)	439,454	5,561,488
Home Capital Group, Inc.	42,460	1,260,289
Industrial Alliance Insurance and Financial Services,
Inc.	78,000	1,870,117
Inmet Mining Corp.	149,393	5,939,656
Leon's Furniture, Ltd.	72,500	643,060
Methanex Corp.	468,391	5,593,623
Pason Systems, Inc.	380,100	3,267,136
Precision Drilling Trust (Units)	585,000	3,418,206
Sino-Forest Corp. (NON)	38,935	452,153
Teck Cominco, Ltd. Class B	327,402	5,134,368
Zargon Energy Trust	85,800	1,237,259
		59,259,808

Cayman Islands (0.5%)
Herbalife, Ltd.	185,400	5,415,534
		5,415,534

China (1.8%)
Chaoda Modern Agriculture (Holdings), Ltd.	6,299,702	3,975,574
Guangdong Investment, Ltd.	9,060,000	4,592,928
Hopson Development Holdings, Ltd.	3,910,000	5,680,138
Perfect World Co., Ltd. ADR (NON)	104,600	2,216,474
Sohu.com, Inc. (NON)	33,100	2,089,934
		18,555,048

Denmark (2.5%)
D/S Norden	203,059	7,876,794
Dampskibsselskabet Torm A/S	257,150	2,655,147
East Asiatic Co., Ltd. A/S	173,449	5,816,518
H. Lundbeck A/S	191,312	4,287,705
Sydbank A/S (NON)	233,894	5,051,252
		25,687,416

Finland (1.1%)
Jaakko Poyry Group OYJ	198,777	2,613,945
Konecranes OYJ	266,260	6,409,531
Rautaruukki OYJ	123,798	2,814,143
		11,837,619

France (6.7%)
Air France-KLM (S)	141,616	2,260,661
Beneteau SA	445,947	6,109,080
Cap Gemini SA	100,650	3,894,348
CNP Assurances	19,932	1,891,265
Dassault Systemes SA	151,091	6,777,088
Havas Advertising SA	629,537	1,685,503
IMS-International Metal Service (NON)	111,322	1,658,145
Legrand SA (S)	124,174	2,629,106
Neopost SA	60,722	5,066,371
Nexans SA (NON) (S)	27,285	1,511,071
Publicis Group SA (S)	146,708	4,761,764
Rexel SA	349,337	3,494,559
SEB SA	95,676	3,831,404
Sperian Protection	27,129	1,215,643
Teleperformance	226,068	6,667,212
Thales SA (S)	169,559	7,989,948
Vallourec SA (S)	59,662	7,535,951
		68,979,119

Germany (3.8%)
Carl Zeiss Meditec AG (S)	139,172	1,782,882
Deutsche Lufthansa AG	224,021	3,102,142
ElringKlinger AG (S)	219,329	4,059,308
Fielmann AG (S)	93,958	6,184,771
Fuchs Petrolub AG	57,989	3,375,978
Fuchs Petrolub AG (Preference)	9,668	529,895
Gildemeister AG	558,205	5,436,334
KWS Saat AG	30,707	5,083,347
Norddeutsche Affinerie AG	159,751	4,956,126
Wincor Nixdorf AG	71,363	4,290,208
		38,800,991

Greece (0.7%)
Public Power Corp. SA	146,194	3,319,230
Titan Cement Co. SA (NON)	128,382	3,727,862
		7,047,092

Guernsey (0.4%)
Amdocs, Ltd. (NON)	201,175	4,353,427
		4,353,427

Hong Kong (2.3%)
ASM Pacific Technology	569,800	3,373,385
Dah Sing Financial Group	833,600	3,465,330
Industrial & Commercial Bank of China	703,000	1,267,192
Kingboard Chemical Holdings, Ltd.	1,154,500	3,006,713
Orient Overseas International, Ltd.	1,198,460	5,193,054
VTech Holdings, Ltd.	592,000	3,099,376
Wing Hang Bank, Ltd.	483,000	4,365,735
		23,770,785

India (1.3%)
Sesa GOA, Ltd.	1,791,842	6,303,328
Tata Iron & Steel Co., Ltd.	874,895	7,573,700
		13,877,028

Ireland (2.6%)
DCC PLC	251,659	5,266,377
Dragon Oil PLC (NON)	1,327,851	6,677,453
Kingspan Group PLC	1,046,694	6,865,406
Paddy Power PLC	333,042	8,090,934
		26,900,170

Italy (2.4%)
Buzzi Unicem SpA	140,838	1,996,833
Danieli & Co. SpA	277,111	5,268,815
Milano Assicurazioni SpA	1,313,610	4,176,055
Recordati SpA	1,070,466	7,151,472
Sai-Soc Assicuratrice Industriale SpA (SAI)	156,741	2,599,358
Saras SpA	1,035,054	3,083,142
		24,275,675

Japan (20.7%)
ADEKA Corp.	504,100	4,369,408
Aica Kogyo Co., Ltd.	208,100	2,062,300
ASKUL Corp.	139,100	2,087,125
Axell Corp.	336	1,139,882
BML, Inc.	30,800	627,086
Brother Industries, Ltd.	438,000	4,164,916
Canon Electronics, Inc.	91,600	1,262,266
Canon Sales Co., Inc.	256,100	3,491,264
Capcom Co., Ltd.	228,900	4,482,668
Chiyoda Integre Co., Ltd.	281,600	3,155,374
Daifuku Co., Ltd.	963,500	7,034,394
Disco Corp. (S)	102,200	3,624,591
FCC Co., Ltd.	347,000	4,381,365
Hakuhodo DY Holdings, Inc.	65,600	3,358,565
Hirose Electric Co., Ltd.	36,600	4,089,357
Hitachi Chemical Co., Ltd.	161,900	2,528,983
Hitachi Kokusai Electric, Inc.	209,000	1,347,478
Hokuto Corp.	124,900	2,472,105
Ibiden Co., Ltd.	68,200	1,964,379

Itochu Techno-Solutions Corp.	42,700	1,104,745
Japan Aviation Electronics Industry, Ltd.	109,000	657,069
JTEKT Corp.	115,200	1,015,735
Kaneka Corp.	273,000	1,910,279
Kansai Paint Co., Ltd.	556,000	3,538,868
Kansai Urban Banking Corp.	1,715,000	3,591,777
Keihin Corp.	281,300	3,777,829
Kintetsu World Express, Inc.	233,900	5,560,774
Kobayashi Pharmaceutical Co., Ltd.	108,100	3,887,079
Komori Corp.	442,400	5,357,473
Leopalace21 Corp.	575,800	5,099,509
Makino Milling Machine Co., Ltd.	383,000	1,274,098
Meitec Corp.	166,400	2,260,738
Musashino Bank, Ltd. (The)	85,900	2,504,484
Nifco, Inc.	261,100	3,482,116
Nihon Kohden Corp.	224,000	2,795,048
Nihon Parkerizing Co., Ltd.	200,000	2,067,926
Nippon Electric Glass Co., Ltd.	306,000	2,978,285
Nippon Shinyaku Co., Ltd.	209,000	2,451,539
Nissin Kogyo Co., Ltd.	303,400	3,736,718
Nitto Denko Corp.	98,400	2,767,136
NTT Urban Development Corp.	3,093	2,939,013
Okinawa Cellular Telephone Co.	248	437,708
OKUMA Corp.	404,000	1,887,921
Ono Pharmaceutical Co., Ltd.	75,600	3,396,819
Onward Kashiyama Co., Ltd.	539,000	3,404,445
Sankyo Co., Ltd.	97,300	5,173,879
Seikagaku Corp.	189,300	1,933,875
Shima Seiki Manufacturing, Ltd.	215,500	5,553,373
Shimano, Inc.	111,700	4,107,410
Shin-Etsu Polymer Co., Ltd.	679,100	3,853,666
Shinko Electric Industries	294,600	3,398,048
Stanley Eelctric Co., Ltd.	412,100	6,644,324
Suruga Bank, Ltd. (The)	440,000	4,167,876
Taiyo Ink Manufacturing Co., Ltd.	123,800	2,562,709
Tamron Co., Ltd.	348,100	3,956,027
Tanabe Seiyaku Co., Ltd.	351,000	3,900,750
Tokai Rika Co., Ltd.	160,000	2,415,216
Tokai Tokyo Securities Co., Ltd.	661,000	1,925,653
Tokyu Land Corp.	1,069,000	4,476,389
Toppan Forms Co., Ltd.	127,000	1,517,230
Toshiba Machine Co., Ltd.	304,000	1,180,738
Toyoda Gosei Co., Ltd.	214,500	4,750,348
Toyota Boshoku Corp.	302,300	3,827,560
Trend Micro, Inc.	214,000	7,120,585
Yamaha Corp.	217,400	2,762,961
Yamaha Motor Co., Ltd.	200,000	2,270,216
Yamato Kogyo Co., Ltd.	172,900	4,667,836
		213,695,306

Luxembourg (0.9%)
Oriflame Cosmetics SA SDR (S)	201,331	8,937,311
		8,937,311

Malaysia (0.1%)
Tanjong PLC	390,000	1,511,721
		1,511,721

Mexico (0.7%)
Cemex SAB de CV (Units) (NON)	3,884,296	3,770,818
Grupo Financiero Banorte SA de CV	1,519,100	3,574,380
		7,345,198

Netherlands (1.9%)
Arcadis NV (S)	346,745	5,434,970
Hunter Douglas NV	163,266	6,497,363
Koninklijke Boskalis Westminster NV (S)	150,940	3,765,338
SNS Reaal	371,660	2,016,290
Vastned Retail NV (R)	33,918	1,696,287
		19,410,248

Norway (2.1%)
Petroleum Geo-Services ASA (NON)	502,800	3,244,830
Sparebank 1 SR Bank	595,558	2,938,590
Tandberg ASA (S)	493,410	8,201,295
TGS Nopec Geophysical Co. ASA (NON)	540,700	5,372,733
Veidekke ASA (S)	372,200	1,955,491
		21,712,939

Poland (0.1%)
Grupa Lotos SA (NON)	93,048	555,683
		555,683

Portugal (0.3%)
Banco BPI SA	1,119,799	3,162,771
		3,162,771

Singapore (2.4%)
Great Eastern Holdings, Ltd.	143,000	989,139
Keppel Land, Ltd. (S)	6,249,100	10,732,779
Macquarie MEAG Prime REIT (R)	5,438,000	2,671,190
MobileOne Asia, Ltd.	4,016,500	4,118,710
Neptune Orient Lines, Ltd. (S)	2,598,000	2,772,795
Singapore Press Holdings, Ltd. (S)	1,569,000	3,220,232

		24,504,845

South Africa (0.6%)
Aquarius Platinum, Ltd. (S)	1,281,483	6,206,195
		6,206,195

South Korea (3.2%)
Busan Bank	304,050	1,903,901
Cheil Communications, Inc.	19,805	3,564,978
Daegu Bank	433,710	3,507,415
Halla Climate Control	548,520	4,781,287
Honam Petrochemical, Corp.	31,747	1,958,887
Hyundai Mipo Dockyard	50,492	5,610,944
LG Chemical, Ltd.	17,612	2,153,379
LG Hausys, Ltd. (NON)	5,717	553,567
LG Home Shopping, Inc.	47,556	2,592,355
Lotte Confectionery Co., Ltd.	3,635	2,908,513
SK Corp.	34,090	2,969,462
		32,504,688

Spain (1.2%)
Gestevision Telecinco SA	494,489	4,880,782
Indra Sistemas SA Class A	312,438	7,117,472
		11,998,254

Sweden (2.9%)
AF AB Class B (S)	84,060	1,571,445
Hoganas AB Class B	229,800	2,703,558
JM AB (NON)	393,700	2,788,964
KappAhl Holding AB	900,100	4,453,789
Modern Times Group AB Class B	95,813	2,836,008
Peab AB (S)	1,483,474	7,014,176
SKF AB Class B (S)	733,630	8,693,031
		30,060,971

Switzerland (5.4%)
Baloise Holding AG Class R	69,740	5,546,474
Banque Cantonale Vaudoise (BCV)	23,448	9,001,723
Bucher Industries AG	50,146	5,416,359
Forbo Holding AG (NON)	8,215	1,661,441
George Fischer AG (NON)	24,088	4,728,945
Helvetia Patria Holding	9,419	2,558,485
Logitech International SA (Virt-X Exchange) (NON)	356,903	5,084,051
Partners Group Holding AG	87,168	8,676,965
Schindler Holding AG	114,840	6,696,454
Sika AG	3,981	4,107,753
Tecan Group AG	52,689	2,141,097
		55,619,747

Taiwan (1.3%)
Compal Electronics, Inc.	37,836	32,239
Greatek Electronics, Inc.	5,108,951	4,565,406
Hung Poo Real Estate Development Corp.	946,652	1,468,431
President Chain Store Corp.	2,211,000	5,722,236
Radiant Opto-Electronics Corp.	1,463,000	1,668,059
		13,456,371

United Kingdom (13.8%)
Amlin PLC	690,863	3,927,015
Antofagasta PLC	512,111	5,281,693
Ashmore Group PLC	1,460,529	4,960,578
Atkins (WS) PLC	302,050	2,530,797
Atrium European Real Estate, Ltd. (NON)	1,000,469	4,383,312
Aveva Group PLC	605,038	7,194,692
Barratt Developments PLC (NON)	1,022,066	2,638,458
Bellway PLC (S)	244,452	2,565,501
BlueBay Asset Management	750,100	2,284,097
Bodycote PLC	1,507,382	3,444,994
Brit Insurance Holdings PLC	471,839	1,476,852
Close Brothers Group PLC	368,126	3,949,953
Dana Petroleum PLC (NON)	319,679	6,825,431
Davis Service Group PLC	937,346	4,754,822
Great Portland Estates PLC (R) (S)	292,192	1,464,947
Greggs PLC	681,160	4,397,763
Halfords Group PLC	877,769	4,622,382
Hargreaves Lansdown, PLC	1,288,139	4,421,935
Holidaybreak PLC	345,688	1,748,002
JKX Oil & Gas PLC	1,427,568	4,980,895
Kazakhmys PLC	410,408	4,658,321
Lonmin PLC (S)	106,956	2,478,274
Lonmin PLC (Nil Paid Rights) (NON)	23,768	193,870
Man Group PLC	507,844	2,008,097
Next PLC	373,209	8,863,569
Persimmon PLC	427,929	2,536,619
Rathbone Brothers	236,445	3,099,230
Redrow PLC (NON)	629,540	2,019,619
Renishaw PLC	332,225	2,434,030
Savills PLC	1,206,961	5,164,401
Schroders PLC	343,303	4,835,170
Shire PLC	506,826	7,020,667
Spectris PLC	410,964	3,315,958
Taylor Wimpey PLC (S)	4,560,254	2,365,125
Tomkins PLC	2,090,675	4,802,944
Vedanta Resources PLC (S)	315,083	8,149,632
		141,799,645

United States (0.5%)
Axis Capital Holdings, Ltd.				83,862	2,002,625
Ship Finance International, Ltd.				251,700	3,116,036
					5,118,661

Total common stocks (cost $998,694,887)					$1,003,561,674

WARRANTS (--%)(a)(NON)
		Expiration date	Strike Price	Warrants	Value

Buru Energy, Ltd. (Australia)	AUD	10/10/10	0.94	100,901	$1,773

Total warrants (cost $-)					$1,773

SHORT-TERM INVESTMENTS (10.3%)(a)
				Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)				23,080,934	$23,080,934
SSgA U.S. Government Prime Money Market Fund (i)				$390,000	390,000
Short-term investments held as collateral for loaned
securities with a yield of 0.12% and a due date
of June 1, 2009 (d)				81,880,618	81,879,799
U.S. Treasury Bills for an effective yield of 0.416%,
maturity date of February 11, 2010				400,000	398,847
U.S. Treasury Bills for an effective yield of 0.663%,
maturity date of December 17, 2009 (SEG)				885,000	881,590

Total short-term investments (cost $106,632,189)					$106,631,170

TOTAL INVESTMENTS

Total investments (cost $1,105,327,076) (b)					$1,110,194,617

FORWARD CURRENCY CONTRACTS TO BUY at 5/31/09 (aggregate face value $322,086,824) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Australian Dollar	$30,596,519	$28,200,344	6/17/09	$2,396,175
British Pound	58,912,477	54,695,201	6/17/09	4,217,276
Canadian Dollar	43,269,668	40,201,447	6/17/09	3,068,221
Euro	114,439,359	108,454,625	6/17/09	5,984,734
Japanese Yen	18,695,741	18,197,723	6/17/09	498,018
Norwegian Krone	29,555,074	28,461,262	6/17/09	1,093,812
Swedish Krona	13,749,322	13,107,750	6/17/09	641,572
Swiss Franc	32,424,239	30,768,472	6/17/09	1,655,767

Total				$19,555,575

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/09 (aggregate face value $263,936,301) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$30,040,391	$27,688,077	6/17/09	$(2,352,314)
British Pound	23,180,814	21,506,104	6/17/09	(1,674,710)
Canadian Dollar	22,599,053	20,969,498	6/17/09	(1,629,555)
Danish Krone	18,986,436	17,929,528	6/17/09	(1,056,908)
Euro	65,765,625	62,213,862	6/17/09	(3,551,763)
Hong Kong Dollar	14,264,884	14,269,003	6/17/09	4,119
Japanese Yen	156,418	150,395	6/17/09	(6,023)
Norwegian Krone	43,476,493	41,859,872	6/17/09	(1,616,621)
Singapore Dollar	9,561,610	9,387,125	6/17/09	(174,485)
Swedish Krona	30,257,027	28,833,645	6/17/09	(1,423,382)
Swiss Franc	20,167,774	19,129,192	6/17/09	(1,038,582)

Total				$(14,520,224)

FUTURES CONTRACTS OUTSTANDING at 5/31/09 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

Dow Jones Euro Stoxx 50 Index (Long)	57	$1,968,701	Jun-09	$270,496
New Financial Times Stock Exchange 100 Index (Long)	13	920,986	Jun-09	74,456
Russell 2000 Index Mini (Long)	59	2,957,670	Jun-09	347,992
SPI 200 Index (Long)	14	1,062,257	Jun-09	32,345
Tokyo Price Index (Long)	23	2,165,317	Jun-09	194,592

Total				$919,881

NOTES

(a) Percentages indicated are based on net assets of $1,031,440,726.

(b) The aggregate identified cost on a tax basis is $1,105,868,307, resulting in gross unrealized appreciation and depreciation of $181,941,368 and $177,615,058, respectively, or net unrealized appreciation of $4,326,310.

(NON) Non-income-producing security.

(SEG) This security in entirety was pledged and segregated with the broker to cover margin requirements for futures contracts at May 31, 2009.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At May 31, 2009, the value of securities loaned amounted to $77,349,586. Certain of these securities were sold prior to period-end. The fund received cash collateral of $81,879,799 which is pooled with collateral of other Putnam funds into 1 issuer of short-term investments.

(e) The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $3,129 for the period ended May 31, 2009. During the period ended May 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $7,701,861 and $12,571,689, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In April 2009, the fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $8,194 for the period ended May 31, 2009. During the period ended May 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $47,186,737 and $24,105,803, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for SFAS 157 disclosures based on the securities valuation inputs. On May 31, 2009, fair value pricing was also used for certain foreign securities in the portfolio.

(i) Security purchased with cash or received, that was pledged to the fund for collateral on certain swap and/or forward currency contracts.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at May 31, 2009.

ADR or SDR after the name of a foreign holding stands for American Depository Receipts or Swedish Depository Receipts respectively, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At May 31, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At May 31, 2009, the fund had net unrealized losses of $3,458,016 on derivative contracts subject to the Master Agreements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of May 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$114,275,669	$919,881

Level 2	995,918,948	5,035,351

Level 3	--	--

Total	$1,110,194,617	$5,955,232

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of May 31, 2009:

	Investments in securities	Other financial instruments

Balance as of August 31, 2008	$1,182,577	$--

Accrued discounts/premiums	--	--

Realized gain/(loss)	531,529	--
Change in net unrealized appreciation/(depreciation)	(513,712)	--

Net purchases/sales	(1,200,394)	--

Net transfers in and/or out of Level 3	--	--

Balance as of May 31, 2009	$--	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

Market Values of Derivative Instruments as of May 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Credit contracts	$--	$--

Foreign exchange contracts	19,559,693	14,524,342

Equity contracts	919,881	--

Interest rate contracts	--	--

Total	$20,479,574	$14,524,342

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

	Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: February 28, 2010

Date of reporting period: May 31, 2009

Item 1. Schedule of Investments:

Putnam Small Cap Value Fund

The fund's portfolio
5/31/09 (Unaudited)

COMMON STOCKS (95.6%)(a)
	Shares	Value

Aerospace and defense (1.2%)
Innovative Solutions & Support, Inc.	141,693	$647,537
Orbital Sciences Corp. (NON)	33,100	487,232
Teledyne Technologies, Inc. (NON)	29,500	969,665
		2,104,434

Airlines (1.4%)
Copa Holdings SA Class A (Panama)	48,800	1,699,216
SkyWest, Inc.	68,300	700,075
		2,399,291

Banking (5.8%)
City National Corp.	19,600	716,772
Columbia Banking Systems, Inc.	43,800	476,106
First Citizens BancShares, Inc. Class A	11,000	1,457,390
NewAlliance Bancshares, Inc.	110,900	1,435,046
PacWest Bancorp	44,100	623,133
Seacoast Banking Corp. of Florida (S)	47,100	121,047
Sterling Bancshares, Inc.	196,045	1,242,925
SVB Financial Group (NON)	47,400	1,277,430
Trustmark Corp.	37,929	743,029
UMB Financial Corp.	28,600	1,147,718
Whitney Holding Corp.	70,100	869,240
		10,109,836

Biotechnology (0.2%)
American Oriental Bioengineering, Inc. (China) (NON)
(S)	74,700	362,295
		362,295

Chemicals (0.9%)
Omnova Solutions, Inc. (NON)	258,300	648,333
RPM, Inc.	61,000	934,520
		1,582,853

Commercial and consumer services (1.1%)
Alliance Data Systems Corp. (NON) (S)	36,400	1,474,200
Deluxe Corp.	33,400	472,276
		1,946,476

Communications equipment (4.1%)
ADC Telecommunications, Inc. (NON) (S)	150,500	1,059,520
ARRIS Group, Inc. (NON)	156,951	1,902,246
Belden CDT, Inc.	33,000	604,560
F5 Networks, Inc. (NON)	44,600	1,416,496
Netgear, Inc. (NON)	90,700	1,272,521
Tellabs, Inc. (NON)	140,400	779,220
		7,034,563

Computers (4.8%)
Acme Packet, Inc. (NON)	137,000	1,061,750
BancTec, Inc. 144A (NON)	160,833	1,117,789
Brocade Communications Systems, Inc. (NON)	258,700	1,898,858
Ixia (NON)	168,000	1,024,800
Monotype Imaging Holdings, Inc. (NON)	113,980	643,987
NCR Corp. (NON)	66,400	713,136
SMART Modular Technologies WWH, Inc. (NON)	454,898	1,264,616
TeleCommunication Systems, Inc. Class A (NON)	93,200	696,204
		8,421,140

Construction (0.6%)
Quanex Building Products Corp.	95,925	1,059,012
		1,059,012

Consumer goods (1.6%)
Elizabeth Arden, Inc. (NON)	71,000	500,550
Energizer Holdings, Inc. (NON)	20,500	1,071,330
Newell Rubbermaid, Inc.	111,100	1,278,761
		2,850,641

Consumer services (1.2%)
Brink's Co. (The)	42,300	1,124,757
Stamps.com, Inc. (NON)	98,900	878,232
		2,002,989

Distribution (0.5%)
Spartan Stores, Inc.	63,262	785,081
		785,081

Electric utilities (4.6%)
Avista Corp.	109,400	1,732,896
Central Vermont Public Service Corp.	52,800	853,248
Great Plains Energy, Inc.	113,600	1,711,952
UIL Holdings Corp.	72,300	1,498,779
UniSource Energy Corp.	84,500	2,149,680
		7,946,555

Electrical equipment (0.6%)
WESCO International, Inc. (NON)	38,900	1,039,797
		1,039,797

Electronics (2.7%)
Benchmark Electronics, Inc. (NON)	56,949	694,778
EnerSys (NON)	87,400	1,415,880
Mellanox Technologies, Ltd. (Israel) (NON)	141,500	1,672,530
TTM Technologies, Inc. (NON)	94,100	837,490
		4,620,678

Energy (oil field) (0.8%)
Tidewater, Inc.	28,300	1,349,061
		1,349,061

Financial (0.8%)
Financial Federal Corp.	34,300	850,297
MGIC Investment Corp. (S)	131,400	572,904
		1,423,201

Food (1.7%)
Chiquita Brands International, Inc. (NON) (S)	58,700	613,415
Ruddick Corp.	50,100	1,260,516
Weiss Markets, Inc.	29,600	1,033,928
		2,907,859

Forest products and packaging (2.6%)
Grief, Inc. Class A	32,600	1,575,232
Rock-Tenn Co. Class A	44,800	1,719,424
Universal Forest Products, Inc.	41,179	1,254,312
		4,548,968

Gaming and lottery (1.5%)
Bally Technologies, Inc. (NON)	68,600	1,920,800
Scientific Games Corp. Class A (NON)	37,600	670,408
		2,591,208

Health-care services (4.3%)
AMERIGROUP Corp. (NON)	64,200	1,852,812
AMN Healthcare Services, Inc. (NON)	122,667	883,202
Health Management Associates, Inc. Class A (NON)	347,648	2,019,835
Hooper Holmes, Inc. (NON)	246,103	120,590
IPC The Hospitalist Co., Inc. (NON)	34,200	851,580
Lincare Holdings, Inc. (NON)	42,900	934,362
Psychiatric Solutions, Inc. (NON)	46,300	854,235
		7,516,616

Homebuilding (0.3%)
M/I Schottenstein Homes, Inc.	52,600	608,056
		608,056

Household furniture and appliances (0.2%)
Conn's, Inc. (NON) (S)	28,700	286,139
		286,139

Insurance (6.6%)
American Equity Investment Life Holding Co.	103,767	602,886
Arch Capital Group, Ltd. (NON)	21,900	1,246,329
Assured Guaranty, Ltd. (Bermuda)	40,300	528,333
Endurance Specialty Holdings, Ltd. (Bermuda)	37,900	1,041,113
FBL Financial Group, Inc. Class A	34,197	247,928
Hanover Insurance Group, Inc. (The)	64,500	2,212,995
HCC Insurance Holdings, Inc.	42,000	1,036,980
Infinity Property & Casualty Corp.	33,600	1,236,816
IPC Holdings, Ltd. (Bermuda)	49,400	1,227,590
Navigators Group, Inc. (NON)	29,641	1,296,497
Reinsurance Group of America, Inc. Class A	23,300	856,974
		11,534,441

Investment banking/Brokerage (2.7%)
Eaton Vance Corp.	47,400	1,284,540
GFI Group, Inc.	134,221	806,668
SWS Group, Inc.	73,839	945,878
TradeStation Group, Inc. (NON)	193,100	1,583,420
		4,620,506

Leisure (--%)
Arctic Cat, Inc.	4,549	18,241
		18,241

Machinery (1.9%)
Applied Industrial Technologies, Inc.	38,600	801,722
Chart Industries, Inc. (NON)	44,400	942,612
Middleby Corp. (The) (NON)	34,600	1,553,886
		3,298,220

Manufacturing (1.9%)
General Cable Corp. (NON)	47,167	1,803,666
Robbins & Myers, Inc.	34,500	660,330
Thomas & Betts Corp. (NON)	27,100	831,428
		3,295,424

Medical technology (2.0%)
Conmed Corp. (NON)	44,300	697,725
Cutera, Inc. (NON)	118,180	919,440
Palomar Medical Technologies, Inc. (NON)	92,200	937,674
PetMed Express, Inc. (NON)	65,500	957,610
		3,512,449

Metal fabricators (0.5%)
USEC, Inc. (NON) (S)	161,900	866,165
		866,165

Metals (1.1%)
Century Aluminum Co. (NON)	101,000	607,010
Thompson Creek Metals Co., Inc. (Canada) (NON)	129,500	1,243,200
		1,850,210

Natural gas utilities (2.0%)
Energen Corp.	43,600	1,622,792
Southwest Gas Corp.	92,600	1,924,228
		3,547,020

Oil and gas (4.1%)
Approach Resources, Inc. (NON)	93,500	835,890
Cabot Oil & Gas Corp. Class A	33,244	1,167,862
Carrizo Oil & Gas, Inc. (NON)	27,967	597,095
Penn Virginia Corp.	48,800	933,056
Pioneer Drilling Co. (NON)	90,100	564,026
Rex Energy Corp. (NON)	177,200	1,206,732
Rosetta Resources, Inc. (NON)	75,700	660,861
St. Mary Land & Exploration Co.	57,300	1,241,118
		7,206,640

Pharmaceuticals (1.6%)
Owens & Minor, Inc.	40,900	1,433,954
Par Pharmaceutical Cos., Inc. (NON)	70,600	942,510
Questcor Pharmaceuticals, Inc. (NON)	114,300	486,918
		2,863,382

Real estate (6.5%)
Chimera Investment Corp. (R)	366,400	1,278,736
DCT Industrial Trust, Inc. (R)	167,300	749,504
DiamondRock Hospitality Co. (R)	141,510	919,815
Digital Realty Trust, Inc. (R)	11,000	393,470
Douglas Emmett, Inc. (R)	40,300	374,790
Essex Property Trust, Inc. (R)	10,700	728,563
Getty Realty Corp. (R)	51,859	945,908
Healthcare Realty Trust, Inc. (R)	29,300	482,571
LaSalle Hotel Properties (R)	59,800	818,064
Macerich Co. (The) (R) (S)	21,900	369,672
MFA Mortgage Investments, Inc. (R)	176,660	1,105,892
National Health Investors, Inc. (R)	27,700	732,111
National Retail Properties, Inc. (R)	18,700	319,957
Realty Income Corp. (R) (S)	16,600	356,402
SL Green Realty Corp. (R)	12,500	286,250
Tanger Factory Outlet Centers (R)	14,200	459,512
Taubman Centers, Inc. (R)	36,600	905,484
		11,226,701

Restaurants (0.4%)

Domino's Pizza, Inc. (NON)	76,204	690,408
		690,408

Retail (7.7%)
Coldwater Creek, Inc. (NON)	110,200	418,760
Dress Barn, Inc. (NON)	66,700	1,055,861
Haverty Furniture Cos., Inc.	50,700	533,364
Herbalife, Ltd. (Cayman Islands)	53,900	1,574,419
Iconix Brand Group, Inc. (NON)	101,700	1,646,523
Jos. A. Bank Clothiers, Inc. (NON)	33,900	1,283,115
NBTY, Inc. (NON)	21,300	525,897
OfficeMax, Inc.	152,100	1,254,825
Pier 1 Imports, Inc. (NON)	577,079	1,154,158
School Specialty, Inc. (NON)	45,700	869,214
Stage Stores, Inc.	71,300	864,869
Steven Madden, Ltd. (NON)	49,400	1,344,668
Timberland Co. (The) Class A (NON)	65,000	934,700
		13,460,373

Schools (0.7%)
Career Education Corp. (NON)	64,400	1,293,152
		1,293,152

Semiconductor (1.8%)
Atmel Corp. (NON)	358,300	1,379,455
GSI Group, Inc. (NON)	138,025	124,223
Micrel, Inc.	108,200	795,270
Ultra Clean Holdings, Inc. (NON)	259,554	760,493
		3,059,441

Shipping (0.4%)
Atlas Air Worldwide Holdings, Inc. (NON)	27,841	720,525
		720,525

Software (0.4%)
S1 Corp. (NON)	104,700	709,866
		709,866

Technology (1.5%)
CACI International, Inc. Class A (NON)	39,400	1,511,778
Tech Data Corp. (NON)	32,600	1,043,852
		2,555,630

Technology services (1.6%)
CSG Systems International, Inc. (NON)	66,100	910,197
United Online, Inc.	281,400	1,800,960
		2,711,157

Telecommunications (4.6%)
Ceragon Networks, Ltd. (Israel) (NON)	129,771	803,282
DigitalGlobe, Inc. (NON)	37,639	678,631
Earthlink, Inc. (NON)	160,103	1,255,208
NeuStar, Inc. Class A (NON)	53,500	1,072,675
Novatel Wireless, Inc. (NON)	165,700	1,935,376
NTELOS Holdings Corp.	26,900	480,703
Oplink Communications, Inc. (NON)	158,300	1,820,450
		8,046,325

Textiles (1.0%)
American Apparel, Inc. (NON)	85,100	336,996
Phillips-Van Heusen Corp.	45,064	1,328,036
		1,665,032

Transportation services (0.6%)
UTI Worldwide, Inc.	83,900	1,099,929
		1,099,929

Trucks and parts (0.5%)
ATC Technology Corp. (NON)	54,400	793,156
		793,156

Total common stocks (cost $171,484,012)		$166,141,142

INVESTMENT COMPANIES (0.7%)(a)
	Shares	Value

Hercules Technology Growth Capital, Inc.	163,371	$1,225,283

Total investment companies (cost $1,810,927)		$1,225,283

SHORT-TERM INVESTMENTS (6.7%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	7,203,885	$7,203,885
Short-term investments held as collateral for loaned
securities with yields ranging from 0.08% to 1.41% and
due dates ranging from June 1, 2009 to June 22, 2010
(d)	$4,471,994	4,469,320

Total short-term investments (cost $11,673,205)		$11,673,205

TOTAL INVESTMENTS

Total investments (cost $184,968,144) (b)		$179,039,630

NOTES

(a) Percentages indicated are based on net assets of $173,817,865.

(b) The aggregate identified cost on a tax basis is $189,130,002, resulting in gross unrealized appreciation and depreciation of $22,501,285 and $32,591,657, respectively, or net unrealized depreciation of $10,090,372.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At May 31, 2009, the value of securities loaned amounted to $4,315,190. The fund received cash collateral of $4,469,320 which is pooled with collateral of other Putnam funds into 34 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $4,117 for the period ended May 31, 2009. During the period ended May 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $14,174,755 and $6,970,870, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at May 31, 2009.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of May 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$173,452,521	$--

Level 2	5,587,109	--

Level 3	--	--

Total	$179,039,630	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2009